RELATED PARTIES (Narrative) (Details)	12 Months Ended
	Dec. 31, 2025 ILS (₪)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
ILS [Member] | Yehuda Kahane [Member]
Related Party Transaction [Line Items]
Related party transaction monthly expense	₪ 15,000	$ 4,700
Related Party Transaction, Expenses		75,000	$ 68,000	$ 66,000
Izzy Sheratzky Member
Related Party Transaction [Line Items]
Related party transaction monthly expense	₪ 258,000	$ 78,000
Notice required to terminate agreement	180 days	180 days
Eyal Sheratzky Member
Related Party Transaction [Line Items]
Related party transaction monthly expense	₪ 201,000	$ 63,000
Related party transaction value added tax	143,000	45,000
Nir Sheratzky Member
Related Party Transaction [Line Items]
Related party transaction monthly expense	₪ 201,000	$ 63,000